TriplePoint success fee - Summary of Loss Recognized on Derivative with TriplePoint Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Derivative Financial Liabilities [Abstract]
Loss on derivative	$ 0	$ (1,444,000)	$ (384,000)
TriplePoint Capital LLC
Reconciliation Of Changes In Derivative Financial Liabilities [Abstract]
Balance at beginning of period	2,468,000	1,024,000	557,000
Loss on derivative	$ 0	1,444,000	467,000
Balance at end of period		$ 2,468,000	$ 1,024,000